Ohio National Fund, Inc.

Supplement dated January 25, 2019

to the Prospectus dated May 1, 2018

The following supplements and amends the prospectus dated May 1, 2018:

ON Omni Portfolio

The Board of Directors (the “Board”) of Ohio National Fund, Inc. has approved changes to the ON Omni Portfolio (the “Portfolio”). Effective February 1, 2019, BlackRock Investment Management, LLC (“BlackRock”) will replace Suffolk Capital Management, LLC (“Suffolk”) as the sub-adviser for the equity component (the stock asset class) of the Portfolio. As a result, there will be some changes in principal investment strategies and portfolio managers. Accordingly, effective February 1, 2019, certain disclosures in the Fund’s Prospectus are revised to reflect these changes as described below.

(i)	Change in Principal Investment Strategies

Under the section entitled “Principal Investment Strategies,” Paragraph 3 is deleted in its entirety and replaced with the following:

The stock asset class is managed by BlackRock Investment Management, LLC (“BlackRock”) under a sub-advisory agreement with the Adviser. BlackRock began managing the stock asset class of the portfolio in February 2019. Within the stock asset class, BlackRock seeks long-term growth of capital. Current income is a secondary goal for the stock asset class.

BlackRock seeks to pursue these goals by investing in securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks that the Portfolio can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. BlackRock then constructs and rebalances the stock asset class of the Portfolio by integrating its investment insights with the model-based optimization process. BlackRock has no stated minimum holding period for investments and may buy or sell securities whenever it sees an appropriate opportunity. The stock asset class may be invested in equity securities, including common stock, or securities or other instruments whose price is linked to the value of common stock.

(ii)	Change in Portfolio Managers

The section entitled “Management” is deleted in its entirety and replaced with the following:

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio. Gary Rodmaker, CFA, FLMI, has been the portfolio manager of the fixed-income component of the Portfolio since 2016. Mr. Rodmaker is Vice President, Fixed Income for Ohio National

Life. BlackRock Investment Management, LLC (“BlackRock”) serves as the investment sub-adviser for the equity component of the Portfolio. BlackRock has been a sub-adviser for the equity component of the Portfolio since February 1, 2019. Raffaele Savi, a Managing Director of BlackRock, and Travis Cooke, CFA, also a Managing Director of BlackRock, have been portfolio managers of the equity component of the Portfolio since February 2019.

ON Bristol Portfolio

The Board of Directors (the “Board”) of Ohio National Fund, Inc. has approved changes to the ON Bristol Portfolio (the “Portfolio”). Effective February 1, 2019, BlackRock Investment Management, LLC (“BlackRock”) will replace Suffolk Capital Management, LLC (“Suffolk”) as the sub-adviser for the Portfolio. As a result, there will be some changes in principal investment strategies and portfolio managers. Accordingly, effective February 1, 2019, certain disclosures in the Fund’s Prospectus are revised to reflect these changes as described below.

(i)	Change in Principal Investment Strategies

Under the section entitled “Principal Investment Strategies” Paragraphs 2 and 3 are deleted in their entirety and replaced with the following:

The Portfolio is managed by BlackRock Investment Management, LLC (“BlackRock”) under a sub-advisory agreement with the Adviser. BlackRock began managing the Portfolio in February 2019. BlackRock seeks to pursue the Portfolio’s investment objective by investing in large cap securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks that the Portfolio can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. BlackRock then constructs and rebalances the Portfolio by integrating its investment insights with the model-based optimization process. BlackRock has no stated minimum holding period for investments and may buy or sell securities whenever it sees an appropriate opportunity.

(ii)	Change in Portfolio Managers

The section entitled “Management” is deleted in its entirety and replaced with the following:

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio. BlackRock Investment Management, LLC (“BlackRock”) serves as the investment sub-adviser for the Portfolio. BlackRock has been a sub-adviser for the Portfolio since February 1, 2019. Raffaele Savi, a Managing Director of BlackRock, and Travis Cooke, CFA, also a Managing Director of BlackRock, have been portfolio managers of the Portfolio since February 2019.

ON Bristol Growth Portfolio

The Board of Directors (the “Board”) of Ohio National Fund, Inc. has approved changes to the ON Bristol Growth Portfolio (the “Portfolio”). Effective February 1, 2019, BlackRock Investment Management, LLC (“BlackRock”) will replace Suffolk Capital Management, LLC (“Suffolk”) as the sub-adviser for the Portfolio. As a result, there will be some changes in principal investment strategies and portfolio managers. Accordingly, effective February 1, 2019, certain disclosures in the Fund’s Prospectus are revised to reflect these changes as described below.

(i)	Change in Principal Investment Strategies

Under the section entitled “Principal Investment Strategies” Paragraphs 1, 2 and 3 are deleted in their entirety and replaced with the following:

The Portfolio invests primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization, which under normal circumstances will be at least 80% of its net assets (plus borrowing for investment purposes, if any). From time to time it might also have substantial positions in securities issued by smaller capitalization companies and in foreign companies. In addition, from time to time the Portfolio may also have substantial positions in a particular sector of the economy. Under normal circumstances, the Portfolio will hold 80% or more of its assets in securities included in the Russell 1000® Growth Index. The market capitalization of the Russell 1000® Growth Index, as of December 31, 2018, ranged from $913.37 million and $785.03 billion. The Portfolio is managed by BlackRock Investment Management, LLC (“BlackRock”) under a sub-advisory agreement with the Adviser. BlackRock began managing the Portfolio in February 2019.

BlackRock seeks to pursue the Portfolio’s investment objective by investing in large cap securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks that the Portfolio can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. BlackRock then constructs and rebalances the Portfolio by integrating its investment insights with the model-based optimization process. BlackRock has no stated minimum holding period for investments and may buy or sell securities whenever it sees an appropriate opportunity.

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

(ii)	Change in Portfolio Managers

The section entitled “Management” is deleted in its entirety and replaced with the following:

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio. BlackRock Investment Management, LLC (“BlackRock”) serves as the investment sub-adviser for the Portfolio. BlackRock has been a sub-adviser for the Portfolio since February 1, 2019. Raffaele Savi, a Managing Director of BlackRock, and Travis Cooke, CFA, also a

Managing Director of BlackRock, have been portfolio managers of the Portfolio since February 2019.

ON Bryton Growth Portfolio

The Board of Directors (the “Board”) of Ohio National Fund, Inc. has approved changes to the ON Bryton Growth Portfolio (the “Portfolio”). Effective February 1, 2019, BlackRock Investment Management, LLC (“BlackRock”) will replace Suffolk Capital Management, LLC (“Suffolk”) as the sub-adviser for the Portfolio. As a result, there will be some changes in principal investment strategies and portfolio managers. Accordingly, effective February 1, 2019, certain disclosures in the Fund’s Prospectus are revised to reflect these changes as described below.

(i)	Change in Principal Investment Strategies

Under the section entitled “Principal Investment Strategies” Paragraphs 1 and 2 are deleted in their entirety and replaced with the following:

Under normal circumstances, the Portfolio invests primarily in common stocks of growth-oriented U.S. companies smaller than the 500 largest publicly traded U.S. companies in terms of market capitalization, which, as of December 31, 2017, included those companies with a capitalization of less than $3.42 billion. The Portfolio is managed by BlackRock Investment Management, LLC (“BlackRock”) under a sub-advisory agreement with the Adviser. BlackRock began managing the Portfolio in February 2019.

BlackRock seeks to pursue the Portfolio’s investment objective by investing primarily in common stock, focusing on small capitalization companies that BlackRock believes have above average prospects for earnings growth. BlackRock invests in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks that the Portfolio can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. BlackRock then constructs and rebalances the Portfolio by integrating its investment insights with the model-based optimization process. BlackRock has no stated minimum holding period for investments and may buy or sell securities whenever it sees an appropriate opportunity.

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

(ii)	Change in Portfolio Managers

The section entitled “Management” is deleted in its entirety and replaced with the following:

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio. BlackRock Investment Management, LLC (“BlackRock”) serves as the investment sub-

adviser for the Portfolio. BlackRock has been a sub-adviser for the Portfolio since February 1, 2019. Raffaele Savi, a Managing Director of BlackRock, and Travis Cooke, CFA, also a Managing Director of BlackRock, have been portfolio managers of the Portfolio since February 2019.

Fund Management

Under the section “Management of Portfolios,” the following information replaces the corresponding section in its entirety.

BlackRock Investment Management, LLC (“BlackRock”) has managed the ON Bristol Portfolio, ON Bristol Growth Portfolio, ON Bryton Growth Portfolio and the equity component of the ON Omni Portfolio since February 1, 2019. BlackRock is located at 1 University Square, Princeton, New Jersey 08540. BlackRock Investment Management, LLC is an affiliate of BlackRock, which is an indirect, wholly-owned subsidiary of BlackRock, Inc. BlackRock, Inc. and its affiliates had approximately $6 trillion in investment company and other portfolio assets under management as of December 31, 2018.

The portfolio managers of the ON Bristol Portfolio, ON Bristol Growth Portfolio, ON Bryton Growth Portfolio and the equity component of the ON Omni Portfolio are Raffaele Savi and Travis Cooke, CFA. Raffaele Savi is a Managing Director and the Co-CIO of Active Equity and Co-Head of Systematic Active Equity of BlackRock. Mr. Ravi’s service with the firm dates back to 2006, including his years with Barclays Global Investors (BGI), which merged with BlackRock in 2009. At BGI, Mr. Savi was global head of portfolio management for active equities. Previously, he was head of investments for European active equities. Prior to BlackRock, from January 1998 to January 2005, Mr. Savi was CEO of Capitalia Investment Management and previously CIO of Capitalia Asset Management. From 2002 to 2006, Mr. Savi was Adjunct Professor of Quantitative Finance at the University of Rome. Mr. Savi earned a degree in electronic engineering from the University of Rome in 1997.

Travis Cooke, CFA is a Managing Director and the Head of the US portfolio management group within the Systematic Active Equity (SAE) team of BlackRock. Mr. Cooke joined the firm in 1999, which includes his years with BGI. At BGI, Mr. Cooke was a portfolio manager for various developed market strategies within the Alpha Strategies Group. Mr. Cooke earned a BA degree in business economics from the University of California at Santa Barbara in 1998, and an MSc in finance from London Business School in 2008. He is a CFA charterholder.

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